Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares	Share Premium	Contribution to Equity by Controlling Shareholder	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 21	$ 24,177	$ 582	$ 188	$ (247,902)	$ (222,934)
Balance (in Shares) at Dec. 31, 2021		15,955,875
Net income (loss)						211,334	211,334	[1]
Realized loss on available-for sale securities reclassification adjustment into net income (loss)					424		424	[1]
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification					(1,353)		(1,353)
Proceeds from private placement, net of issuance costs		$ 39	25,297				25,336
Proceeds from private placement, net of issuance costs (in Shares)		31,680,000
Surrender and cancellation of private placement warrants				4,255			4,255
Share-based compensation				1,135			1,135
Foreign currency translation					(513)		(513)
Balance at Dec. 31, 2022		$ 60	49,474	5,972	(1,254)	(36,568)	17,684
Balance (in Shares) at Dec. 31, 2022		47,635,875
Net income (loss)						(12,055)	(12,055)	[1]
Realized loss on available-for sale securities reclassification					77		77
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	[1]						77
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification					1,086		1,086
Share-based compensation				2,724			2,724
Foreign currency translation					(53)		(53)
Balance at Dec. 31, 2023		$ 60	49,474	8,696	(144)	(48,623)	$ 9,463
Balance (in Shares) at Dec. 31, 2023		47,635,875					47,635,875
Net income (loss)						19,647	$ 19,647
Realized loss on available-for sale securities reclassification adjustment into net income (loss)					(265)		(265)
Unrealized gain (loss) on investments					600		600
Reclassification of translation differences					356		356
Share-based compensation				1,212			1,212
Foreign currency translation					44		44
Balance at Dec. 31, 2024		$ 60	$ 49,474	$ 9,908	$ 591	$ (28,976)	$ 31,057
Balance (in Shares) at Dec. 31, 2024		47,635,875					47,635,875

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.